As filed with the Securities and Exchange Commission on June 18, 2007


                                              SECURITIES ACT FILE NO. 333-135105
                                       INVESTMENT COMPANY ACT FILE NO. 811-21910
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 7                                               |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                 Amendment No. 9
                                                                             |X|

                        (Check appropriate box or boxes)

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             NICHOLAS DALMASO, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON JUNE 20, 2007 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 3 to its Registration Statement until June 20, 2007. Parts A, B and C of Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, filed on May 3, 2007, are incorporated by reference herein.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 18th day of June, 2007.


                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ Nicholas Dalmaso
                                                  ------------------------------
                                                  Nicholas Dalmaso
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURES                       TITLE                         DATE
                    *                                              June 18, 2007
--------------------------
Randall C. Barnes               Trustee

                    *                                              June 18, 2007
--------------------------
Ronald A. Nyberg                Trustee

                    *                                              June 18, 2007
--------------------------
Ronald E. Toupin, Jr.           Trustee


/s/ Nicholas Dalmaso                                               June 18, 2007
--------------------------      Trustee and Chief
Nicholas Dalmaso                Executive Officer



/s/ Steven M. Hill                                                 June 18, 2007
--------------------------      Treasurer, Chief Financial
Steven M. Hill                  Officer and Chief
                                Accounting Officer
*/s/ Nicholas Dalmaso                                              June 18, 2007
--------------------------
Nicholas Dalmaso
Attorney-In-Fact, pursuant to power of attorney